TAXATION - Components of deferred tax assets (Details)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
TAXATION
Temporary differences related to expenses and accruals	¥ 838,333	$ 121,547	¥ 1,059,821
Temporary differences related to impairment on advances to suppliers	1,955,941	283,585	1,955,941
Temporary differences related to provision for doubtful accounts	631,200	91,515	631,200
Temporary differences related to depreciation, amortization, and impairment of equipment and intangible assets	(3,466,064)	(502,532)	17,022,219
Startup expenses and advertising fees	105,917	15,357	105,917
Temporary differences related to equity investments	9,252,558	1,341,495	11,740,058
Temporary differences related to provision for prepayment for equipment	0	0	5,000,000
Tax loss carry forwards	79,322,053	11,500,617	86,367,347
Total deferred tax assets	88,639,938	12,851,584	123,882,503
Less: Valuation allowance	(88,639,938)	(12,851,584)	(123,882,503)	$ (17,961,276)	¥ (302,834,095)
Total deferred tax assets	¥ 0	$ 0	¥ 0